Other Current Receivables - Summary of Other Current Receivables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other current receivables [line items]
Total other current receivables	kr 14,479	kr 20,844	kr 22,301
Prepaid expenses [member]
Disclosure of other current receivables [line items]
Total other current receivables	1,418	2,101
Advance payments to suppliers [member]
Disclosure of other current receivables [line items]
Total other current receivables	412	269
Derivative assets [member]
Disclosure of other current receivables [line items]
Total other current receivables	142	403
Taxes [member]
Disclosure of other current receivables [line items]
Total other current receivables	9,778	16,862
Others [member]
Disclosure of other current receivables [line items]
Total other current receivables	kr 2,729	kr 1,209